Significant Accounting Policies and Practices (Details) - Schedule of changes in marketable securities	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Changes In Marketable Securities Abstract
Beginning of period	$ 1,374,835
Goodwill acquired in a business combination	8,950
Impairment of goodwill
Ending of period	$ 1,383,785